CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current asset:
Right-of-use asset	$ 40,262	$ 0
Current assets:
Cash and cash equivalents	18,127	64,496	$ 9,343
Accounts receivable	608	374	503
Deposits, prepayments and other receivables	19,921	19,953	11,471
Total current assets	38,656	84,823	21,317
TOTAL ASSETS	78,918	84,823	21,317
Current liabilities:
Accrued liabilities and other payables	14,521	12,290	682
Amount due to a related company			22,840
Amount due to directors	245,196	199,949	83,377
Convertible promissory note	34,777	33,444
Lease liabilities current	25,163	0
Total current liabilities	319,657	245,683	106,899
Non-current liability
Lease liabilities	12,889	0
TOTAL LIABILITIES	322,546	245,683	106,899
Commitments and contingencies	0	0
SHAREHOLDERS' DEFICIT
Preferred stock, Class A, $0.001 par value; 175,000,000 shares authorized; 1 and 0 share issued and outstanding as at June 30, 2021 and December 31, 2020	0	0
Common stock, $0.0001 par value; 500,000,000 shares authorized; 171,418,500 and 340,268,500 shares issued and outstanding as at June 30, 2021 and December 31, 2020	171,419	340,269	10,000
Additional paid in capital	4,265,165	4,054,600
Accumulated other comprehensive losses	435	(884)	(553)
Accumulated losses	(4,690,647)	(4,554,845)	(95,029)
Shareholders' deficit	(253,628)	(160,860)	(85,582)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 78,918	$ 84,823	$ 21,317